Shareholder Report, Holdings (Details) - C000253542	Oct. 31, 2025
State Street Institutional US Government Money Market FundFR_924QSGII3_4.046025_2030-12-31
Holdings [Line Items]
Percent of Net Asset Value	80.60%
U.S. Treasury BillsFR_912797RQ2
Holdings [Line Items]
Percent of Net Asset Value	6.70%
U.S. Treasury BillsFR_912797RW9
Holdings [Line Items]
Percent of Net Asset Value	5.20%
U.S. Treasury BillsFR_912797NL7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
U.S. Treasury BillsFR_912797RX7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S29FGX7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S29LDI0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S29IKR9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S29WLX4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S2AKSF0
Holdings [Line Items]
Percent of Net Asset Value	0.30%